Financial Risk Management (Details 5) - Currency risk [member] € in Millions, د.إ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 AUD ($)	Mar. 31, 2026 CHF (SFr)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 AED (د.إ)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 AED (د.إ)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 AED (د.إ)	Mar. 31, 2024 HKD ($)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 0	$ 0	SFr 0	€ 0	£ 0	$ 0	د.إ 0	$ 0	$ 0	$ 0	SFr 0	€ 0	£ 0	د.إ 0	$ 0	$ 1	$ 0	SFr 0	€ 0	£ 0	$ 0	د.إ 0	$ 0
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	24	0	0	0	0	0	0	0	13	0	0	1	0	0	0	21	0	0	1	0	0	0	0
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(6)	0	0	0	0	0	0	0	(15)	0	0	(0)	(0)	(0)	(0)	(8)	0	0	(0)		0	(0)	0
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	1	0	0	0		0	0		(3)	0	0	0		0		(2)	0	0	0		0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 19	$ 0	SFr 0	€ 0	£ 0	$ 0	د.إ 0	$ 0	$ (5)	$ 0	SFr 0	€ 1	£ (0)	د.إ (0)	$ (0)	$ 12	$ 0	SFr 0	€ 1	£ 0	$ 0	د.إ (0)	$ 0